CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Restricted cash	$ 4,131,313	$ 3,695,598	$ 2,896,326
Net income (loss)	(6,747,453)	6,944,691	11,174,576
Revenues	$ 3,911,560	$ 11,911,229	17,846,900
Beijing Baosheng
Loss Contingencies [Line Items]
Number of bank accounts frozen | item	4
Number of bank accounts unfrozen | item	3
Horgos Baosheng
Loss Contingencies [Line Items]
Percentage of equity interest frozen	100.00%	100.00%
Restricted cash	$ 4,131,313
Net assets	$ 27,210,992	$ 30,374,610
Percentage of net assets	36.70%	72.90%
Net income (loss)	$ 3,163,618	$ 4,359,495	$ 13,287,065
Percentage of net income (loss)	46.90%	62.70%	118.90%
Kashi Baosheng
Loss Contingencies [Line Items]
Restricted cash		$ 3,695,598	$ 3,695,598
Net assets	$ 2,804,996	$ 4,724,081
Percentage of net assets	3.80%	11.30%
Net income (loss)	$ 1,919,085	$ 1,550,197	$ 223,285
Percentage of net income (loss)	28.40%	22.30%	2.00%